Contract balances (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 31, 2025	March 31, 2024
Trade Receivables	10,892,452	10,155,223
Contract Assets – Unbilled Revenue	24,063	26,536
Contract liabilities – Deferred Income
Current contract liabilities	2,822,787	2,083,932
Non-current contract liabilities	3,289,882	3,053,428
Total Contract liabilities – Deferred Income	6,112,969	5,137,360

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the significant changes in contract assets (unbilled revenue) for the year ended March 31, 2025 and March 31, 2024:

Particulars	For the Year ended March 31, 2025	For the Year ended March 31, 2024
Balance as at April 1	26,536	52,581
Transfers from unbilled revenue recognised at the beginning of the year to receivables	26,536	52,581

Disclosure of detailed information about movement in contract liabilities [text block]
The /following table provides the significant changes in contract liabilities (Deferred Income) for the year ended March 31, 2025 and March 31, 2024:

Particulars	For the Year ended March 31, 2025	For the Year ended March 31, 2024
Balance as at April 1	5,137,360	4,296,441
Revenue recognised that was included in deferred revenue at the beginning of the year	(2,141,581)	(1,183,207)